Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2015
Investments, All Other Investments [Abstract]
Fair Value of Financial Instruments and Other Non-Financial Assets

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2015		December 31, 2014
	Fair Value Hierarchy	Carrying	Fair	Carrying	Fair
		Amount	Value	Amount	Value
		Asset (Liability)	Asset (Liability)	Asset (Liability)	Asset (Liability)
	Level	$	$	$	$
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	864,631	864,631	927,679	927,679
Derivative instruments (note 15)
Interest rate swap agreements – assets	Level 2	2,123	2,123	1,051	1,051
Interest rate swap agreements – liabilities	Level 2	(363,888)	(363,888)	(406,783)	(406,783)
Cross currency interest swap agreement	Level 2	(264,244)	(264,244)	(221,391)	(221,391)
Foreign currency contracts	Level 2	(15,349)	(15,349)	(18,407)	(18,407)
Stock purchase warrants (notes 4e and 15)	Level 3	11,051	11,051	9,314	9,314
Logitel contingent consideration (see below)	Level 3	(15,292)	(15,292)	(21,448)	(21,448)
Other
Loans to equity-accounted investees and joint venture partners – Current	(1)	16,262	(1)	26,209	(1)
Loans to equity-accounted investees and joint venture partners – Long-term	(1)	218,192	(1)	227,217	(1)
Long-term receivable included in accounts receivable and other assets (2)	Level 3	17,323	17,321	17,137	17,164
Long-term debt – public (note 8)	Level 1	(1,480,360)	(1,498,219)	(1,554,609)	(1,574,440)
Long-term debt – non-public (note 8)	Level 2	(5,664,674)	(5,578,460)	(5,181,889)	(5,094,857)

(1)

In the consolidated financial statements, the Company’s loans to and equity investments in equity-accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. In addition, the loans to joint venture partners together with the joint venture partner’s equity investment in joint ventures form the net aggregate carrying value of the Company’s interest in the joint ventures. The fair value of the individual components of such aggregate interests is not determinable.

(2)

As described in Note 11 in the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2014, the estimated fair value of the non-interest bearing receivable from BG is based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of June 30, 2015 is $17.3 million using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from BG, the discount rate is based on unsecured debt instruments of similar maturity held, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Stock Purchase Warrants Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)

Stock purchase warrants – Changes in fair value during the three and six months ended June 30, 2015 and 2014 for the Company’s derivative instrument, TIL stock purchase warrants, which are described below and are measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
	$	$	$	$
Fair value at the beginning of the period	9,234	11,714	9,314	—
Fair value on issuance	—	—	—	6,840
Unrealized gain (loss) included in earnings	1,817	(3,663)	1,737	1,211

Fair value at the end of the period	11,051	8,051	11,051	8,051

Changes in Estimated Fair Value of Contingent Consideration Liability Relating to Acquisition of Logitel

Changes in the estimated fair value of Teekay Offshore’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the three and six months ended June 30, 2015 and 2014 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
	$	$	$	$
Balance at beginning of period	(21,562)	—	(21,448)	—
Settlement of liability	3,540	—	3,540	—
Adjustment to liability (note 4a)	2,569	—	2,569	—
Unrealized gain included in other income	161	—	47	—

Balance at end of period	(15,292)	—	(15,292)	—

Summary of Financing Receivables

The following table contains a summary of the Company’s financing receivables by type of borrower and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	June 30, 2015	December 31, 2014
			$	$
Direct financing leases	Payment activity	Performing	693,532	704,953
Other loan receivables
Loans to equity-accounted investees and joint venture partners	Other internal metrics	Performing	234,454	253,426
Long-term receivable included in other assets	Payment activity	Performing	41,118	43,843

			969,104	1,002,222